COMPASS 2 & 3 VARIABLE ACCOUNTS

                      CAPITAL APPRECIATION VARIABLE ACCOUNT

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-heading entitled "Other Accounts", under Appendix C entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of November 30, 2006 were as follows:

---------------------- --------------------------------------- -------------------------------------- ------------------------------
                          Registered Investment Companies        Other Pooled Investment Vehicles              Other Accounts
---------------------- --------------------------------------- -------------------------------------- ------------------------------
---------------------- --------------- ----------------------- -------------- ----------------------- -------------- ---------------
Name                     Number of         Total Assets*         Number of         Total Assets         Number of       Total Assets
                         Accounts*                               Accounts                               Accounts
---------------------- --------------- ----------------------- -------------- ----------------------- -------------- ---------------
---------------------- --------------- ----------------------- -------------- ----------------------- -------------- ---------------
Maureen H. Pettirossi        9              $8.2 billion             0                 N/A                  2          $84.6 million
---------------------- --------------- ----------------------- -------------- ----------------------- -------------- ---------------

----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                 The date of this Supplement is January 1, 2007.